Details of Significant Accounts - Current financial assets at amortized cost, additional Information (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Details of Significant Accounts [Abstract]
Financial assets at amortised cost pledged to others	$ 0
Percentage of financial assets at amortized cost denominated in reporting currency	100.00%